Related-Party Transactions - Transactions with Associates, Joint Ventures and Other Entities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Assets:
Loans and advances	¥ 121,716,465	¥ 111,891,134
Others	8,327,942	6,167,202
Liabilities:
Deposits	182,097,319	172,927,810
Others	11,025,782	8,703,413
Income statements:
Expense (interest expense and others)	2,696,558	2,467,764	¥ 2,170,180
Associates, joint ventures, and other entities [Member]
Assets:
Loans and advances	2,160,444	2,276,216
Others	72,049	186,617
Liabilities:
Deposits	460,472	290,452
Others	72,762	56,801
Income statements:
Income (interest income, fee and commission income, and others)	101,016	87,521	68,780
Expense (interest expense and others)	¥ 59,968	¥ 43,473	¥ 25,046